Intangible assets	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
10.	Intangible assets

	As of December 31,
	2019	2020
Copyright (Note 12( a ))	15,573	20,242
Computer software	862	862
Domain name	484	484
Less: Accumulated amortization	(1,357)	(7,404)
Add: translation difference	(21)	157

Intangible assets, net	15,541	14,341

Amortization expense was RMB 57, RMB 1,300 and RMB 6,047 for the years ended December 31, 2018, 2019 and 2020, respectively.
The Company will record estimated amortization expenses of RMB 5,800, RMB 4,492, RMB 2,792, RMB 731, and RMB 65 for the years ended December 31, 2021, 2022, 2023, 2024, and 2025 respectively.